Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 01, 2025	Mar. 10, 2021	Sep. 23, 2020	Jul. 31, 2016	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
C000225700 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,520			$ 12,827	$ 11,675	$ 10,851	$ 9,922	$ 9,645
C000225696 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,530			12,964	11,772	10,924	9,958	9,661
C000225697 [Member]
Account Value [Line Items]
Accumulated Value		9,425			9,906			11,924	10,882	10,136	9,289	9,053
C000225698 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,500			12,488	11,417	10,657	9,790	9,565
C000225699 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,540			13,080	11,854	10,980	9,996	9,683
C000225702 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,550			13,141	11,846	10,914	9,913	9,557
C000225701 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,560			13,269	11,948	10,976	9,960	9,583
C000225703 [Member]
Account Value [Line Items]
Accumulated Value		9,425			9,934			12,216	11,049	10,194	9,291	8,970
C000225704 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,530			12,782	11,589	10,719	9,792	9,488
C000225705 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,570			13,388	12,028	11,033	9,998	9,605
C000225710 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,580			13,526	12,032	11,033	9,971	9,492
C000225706 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,590			13,679	12,146	11,106	10,018	9,528
C000225707 [Member]
Account Value [Line Items]
Accumulated Value		9,425			9,962			12,584	11,222	10,316	9,345	8,918
C000225708 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,560			13,180	11,782	10,857	9,849	9,433
C000225709 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,590			13,790	12,227	11,164	10,056	9,539
C000225715 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,610			14,036	12,288	11,157	10,000	9,417
C000225714 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,620			14,184	12,394	11,231	10,047	9,443
C000225713 [Member]
Account Value [Line Items]
Accumulated Value		9,425			9,991			13,060	11,461	10,432	9,372	8,838
C000225712 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,590			13,658	12,023	10,969	9,877	9,348
C000225711 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,620			14,299	12,476	11,289	10,085	9,465
C000225716 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,650			14,612	12,603	11,338	10,089	9,400
C000225717 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,660			14,765	12,721	11,412	10,137	9,426
C000225718 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,028			13,586	11,755	10,590	9,446	8,822
C000225720 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,630			14,219	12,331	11,147	9,966	9,331
C000225719 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,660			14,895	12,805	11,471	10,175	9,447
C000225721 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,680			15,194	12,938	11,531	10,201	9,404
C000225722 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,690			15,354	13,048	11,607	10,250	9,430
C000225723 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,056			14,128	12,058	10,772	9,552	8,836
C000225724 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,660			14,787	12,649	11,337	10,077	9,346
C000225725 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,700			15,476	13,134	11,667	10,278	9,452
C000225726 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,710			15,722	13,224	11,712	10,286	9,419
C000225727 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,720			15,885	13,336	11,789	10,335	9,445
C000225728 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,085			14,619	12,335	10,940	9,640	8,850
C000225730 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,680			15,302	12,941	11,505	10,161	9,350
C000225729 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,720			16,023	13,424	11,839	10,373	9,467
C000225735 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,730			16,104	13,383	11,798	10,337	9,424
C000225731 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,730			16,283	13,508	11,876	10,386	9,450
C000225732 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,094			14,965	12,474	11,032	9,689	8,845
C000225733 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,700			15,666	13,087	11,601	10,212	9,355
C000225734 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,740			16,422	13,607	11,947	10,435	9,472
C000225689 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,730			16,275	13,506	11,873	10,375	9,425
C000225686 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,730			16,456	13,609	11,941	10,413	9,451
C000225687 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,094			15,135	12,588	11,093	9,704	8,846
C000225688 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,700			15,833	13,197	11,665	10,239	9,356
C000225690 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,740			16,587	13,698	12,002	10,452	9,462
C000225692 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,790			16,349	13,557	11,944	10,426	9,473
C000225693 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,800			16,520	13,673	12,012	10,465	9,499
C000225695 [Member]
Account Value [Line Items]
Accumulated Value		9,425			10,160			15,195	12,637	11,148	9,762	8,891
C000225694 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,770			15,907	13,259	11,734	10,300	9,404
C000225691 [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,800			16,651	13,763	12,074	10,504	9,521
C000266192 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 11,252
C000266193 [Member]
Account Value [Line Items]
Accumulated Value	10,000					11,264
C000266194 [Member]
Account Value [Line Items]
Accumulated Value	9,425					10,584
C000266196 [Member]
Account Value [Line Items]
Accumulated Value	10,000					11,217
C000266195 [Member]
Account Value [Line Items]
Accumulated Value	10,000					11,276
C000014670 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				15,028	14,149	13,390	12,443	12,417	$ 13,290	$ 11,931	$ 11,197	$ 10,633	$ 10,310
C000153102 [Member]
Account Value [Line Items]
Accumulated Value				10,000				14,293	13,533	12,873	12,023	12,058	12,960	11,704	11,030	10,535	10,267
C000014690 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,611	16,204	15,116	13,874	13,426	14,767	12,641	11,710	11,232	10,654
C000153106 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,755	15,479	14,524	13,385	13,029	14,403	12,384	11,528	11,113	10,593
C000014689 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,136	18,842	17,251	15,582	14,707	16,531	13,430	12,337	11,884	11,009
C000153105 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,097	18,013	16,575	15,046	14,272	16,123	13,157	12,146	11,759	10,954
C000014688 [Member]
Account Value [Line Items]
Accumulated Value				10,000				24,473	21,324	19,263	17,182	15,848	18,000	14,024	12,852	12,414	11,288
C000153104 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,284	20,381	18,502	16,595	15,378	17,562	13,742	12,653	12,292	11,233
C000014687 [Member]
Account Value [Line Items]
Accumulated Value				10,000				28,083	23,853	21,252	18,702	16,871	19,668	14,609	13,328	13,053	11,585
C000153103 [Member]
Account Value [Line Items]
Accumulated Value				10,000				26,701	22,797	20,412	18,052	16,362	19,171	14,317	13,122	12,918	11,521
C000014683 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,793	16,232	15,101	13,790	13,332	14,508	12,546	11,762	11,250	10,664
C000014685 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,164	16,524	15,343	13,984	13,492	14,654	12,656	11,841	11,295	10,685
C000014684 [Member]
Account Value [Line Items]
Accumulated Value				9,425				16,369	14,959	13,951	12,772	12,379	13,505	11,715	11,010	10,550	10,025
C000088020 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,109	14,840	13,942	12,858	12,553	13,799	12,061	11,416	11,030	10,556
C000014686 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,943	15,530	14,515	13,319	12,940	14,157	12,310	11,597	11,139	10,611
C000191058 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,427	16,739	15,524	14,123	13,604	14,746	12,719	11,878	11,313	10,696
C000064316 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,175	17,397	16,139	14,688	14,081	15,534	13,096	12,186	11,675	10,897
C000064317 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,556	17,706	16,392	14,888	14,243	15,691	13,192	12,250	11,712	10,919
C000064318 [Member]
Account Value [Line Items]
Accumulated Value				9,425				17,629	16,032	14,908	13,598	13,079	14,459	12,215	11,394	10,943	10,247
C000088022 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,353	15,897	14,895	13,689	13,258	14,775	12,577	11,823	11,443	10,790
C000064319 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,247	16,627	15,512	14,173	13,667	15,150	12,830	11,999	11,553	10,845
C000191060 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,839	17,927	16,577	15,030	14,359	15,785	13,252	12,294	11,739	10,929
C000014675 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,190	18,159	16,779	15,203	14,472	16,114	13,344	12,366	11,884	10,998
C000014677 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,583	18,489	17,042	15,423	14,643	16,267	13,447	12,438	11,921	11,018
C000014676 [Member]
Account Value [Line Items]
Accumulated Value				9,425				18,559	16,734	15,500	14,088	13,436	15,001	12,452	11,576	11,139	10,340
C000088018 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,256	16,596	15,476	14,175	13,622	15,319	12,812	12,001	11,637	10,883
C000014678 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,190	17,359	16,109	14,676	14,042	15,710	13,072	12,183	11,760	10,937
C000191056 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,881	18,718	17,231	15,564	14,755	16,376	13,508	12,487	11,953	11,031
C000064323 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,332	19,025	17,466	15,763	14,870	16,708	13,595	12,565	12,091	11,095
C000064320 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,765	19,371	17,749	15,988	15,063	16,876	13,705	12,641	12,139	11,117
C000064321 [Member]
Account Value [Line Items]
Accumulated Value				9,425				19,601	17,524	16,139	14,600	13,808	15,548	12,687	11,756	11,333	10,432
C000088023 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,299	17,396	16,127	14,703	14,011	15,901	13,072	12,204	11,856	10,987
C000064322 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,286	18,182	16,786	15,221	14,432	16,296	13,329	12,381	11,967	11,033
C000191061 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,089	19,628	17,962	16,155	15,182	16,996	13,783	12,699	12,170	11,131
C000014679 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,611	19,951	18,219	16,363	15,322	17,332	13,856	12,761	12,297	11,200
C000014681 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,060	20,310	18,512	16,596	15,511	17,504	13,963	12,834	12,342	11,221
C000014680 [Member]
Account Value [Line Items]
Accumulated Value				9,425				20,771	18,382	16,826	15,147	14,228	16,129	12,924	11,932	11,527	10,525
C000088019 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,446	18,235	16,820	15,255	14,437	16,490	13,311	12,383	12,049	11,084
C000014682 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,507	19,084	17,514	15,805	14,876	16,909	13,583	12,572	12,171	11,146
C000191057 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,377	20,566	18,715	16,745	15,639	17,623	14,039	12,879	12,369	11,221
C000064324 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,890	20,914	19,006	16,980	15,765	17,887	14,048	12,898	12,443	11,269
C000064325 [Member]
Account Value [Line Items]
Accumulated Value				10,000				24,379	21,290	19,311	17,235	15,959	18,077	14,166	12,981	12,489	11,289
C000064326 [Member]
Account Value [Line Items]
Accumulated Value				9,425				21,967	19,278	17,562	15,739	14,649	16,655	13,111	12,068	11,663	10,596
C000088024 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,628	19,122	17,545	15,844	14,858	17,027	13,502	12,523	12,198	11,158
C000064327 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,722	19,994	18,259	16,403	15,307	17,451	13,770	12,708	12,314	11,206
C000191062 [Member]
Account Value [Line Items]
Accumulated Value				10,000				24,723	21,564	19,524	17,393	16,095	18,191	14,237	13,028	12,520	11,302
C000098234 [Member]
Account Value [Line Items]
Accumulated Value				10,000				24,791	21,514	19,441	17,303	15,955	18,144	14,126	12,956	12,517	11,316
C000098235 [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,292	21,904	19,755	17,537	16,149	18,325	14,239	13,034	12,565	11,338
C000098236 [Member]
Account Value [Line Items]
Accumulated Value				9,425				22,789	19,823	17,954	16,024	14,811	16,884	13,178	12,125	11,743	10,641
C000098237 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,429	19,660	17,935	16,119	15,016	17,256	13,561	12,568	12,265	11,200
C000098238 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,578	20,565	18,674	16,699	15,476	17,687	13,841	12,758	12,388	11,253
C000191063 [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,647	22,184	19,978	17,709	16,279	18,447	14,309	13,088	12,599	11,345
C000160243 [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,270	21,843	19,698	17,491	16,076	18,300	14,156	12,994	12,555	11,326
C000160244 [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,794	22,254	20,020	17,743	16,276	18,487	14,266	13,079	12,612	11,357
C000160245 [Member]
Account Value [Line Items]
Accumulated Value				9,425				23,246	20,130	18,196	16,193	14,932	17,035	13,204	12,159	11,777	10,651
C000160246 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,878	19,959	18,182	16,304	15,140	17,402	13,599	12,612	12,307	11,208
C000160247 [Member]
Account Value [Line Items]
Accumulated Value				10,000				24,036	20,876	18,927	16,884	15,596	17,844	13,870	12,804	12,433	11,264
C000191064 [Member]
Account Value [Line Items]
Accumulated Value				10,000				26,158	22,520	20,236	17,904	16,402	18,605	14,339	13,120	12,633	11,352
C000221889 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 13,002	18,129	15,611	14,054	12,449	11,421
C000221891 [Member]
Account Value [Line Items]
Accumulated Value			10,000				13,019	18,323	15,758	14,158	12,517	11,461
C000221890 [Member]
Account Value [Line Items]
Accumulated Value			9,425				12,217	16,819	14,526	13,107	11,645	10,711
C000221892 [Member]
Account Value [Line Items]
Accumulated Value			10,000				12,886	17,092	14,869	13,514	12,102	11,214
C000221888 [Member]
Account Value [Line Items]
Accumulated Value			10,000				12,944	17,610	15,236	13,781	12,274	11,317
C000221887 [Member]
Account Value [Line Items]
Accumulated Value			10,000				13,044	18,502	15,880	14,249	12,581	11,503
C000266191 [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,991
C000266187 [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,993
C000266188 [Member]
Account Value [Line Items]
Accumulated Value	9,425					10,328
C000266189 [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,810
C000266190 [Member]
Account Value [Line Items]
Accumulated Value	10,000					10,945
C000266186 [Member]
Account Value [Line Items]
Accumulated Value	10,000					11,004
Russell 3000 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,168			19,525	16,325	14,112	11,655	10,347
Bloomberg U.S. Aggregate (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,238			10,034	9,770	9,450	8,992	9,305
Russell 3000 (Inception Date 12/1/25) [Member]
Account Value [Line Items]
Accumulated Value	10,000					11,094
Bloomberg U.S. Aggregate (Inception Date 12/1/25) [Member]
Account Value [Line Items]
Accumulated Value	10,000					9,955
MSCI ACWM IMI [Member]
Account Value [Line Items]
Accumulated Value				10,000				31,119	25,451	22,119	19,005	16,887	18,976	14,092	13,281	13,014	11,706
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Accumulated Value				10,000				11,431	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value				10,000				38,932	32,551	28,138	23,240	20,631	22,268	16,052	14,470	13,517	11,614
Russell 3000 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value			10,000				13,956	24,400	20,401	17,635	14,565	12,930
Bloomberg U.S. Aggregate (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,004	9,805	9,546	9,234	8,786	9,092
S&P Target Date Retirement Income (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,396			12,710	11,672	10,870	9,974	9,631
S&P Target Date To 2025 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,532			13,342	12,129	11,276	10,249	9,746
S&P Target Date To 2030 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,600			14,181	12,607	11,607	10,423	9,771
S&P Target Date To 2035 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,674			15,094	13,121	11,962	10,610	9,805
S&P Target Date To 2040 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,710			15,893	13,570	12,259	10,767	9,816
S&P Target Date To 2045 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,755			16,610	13,964	12,526	10,918	9,829
S&P Target Date To 2050 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,764			17,002	14,174	12,673	10,976	9,826
S&P Target Date To 2055 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,779			17,161	14,245	12,690	10,995	9,835
S&P Target Date To 2060 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,777			17,191	14,286	12,714	11,013	9,832
S&P Target Date To 2065 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000	$ 10,000			$ 10,788	11,220		17,468	14,477	12,852	11,094	9,903
S&P Target Date to 2065+ (Inception Date 12/1/25) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 11,220
S&P Target Date Retirement Income [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,495	15,148	14,107	12,944	12,500	13,492	12,327	11,465	10,892	10,453
S&P Target Date To 2030 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,168	18,820	17,326	15,559	14,585	15,823	13,143	12,348	11,866	11,014
S&P Target Date To 2035 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,370	20,315	18,520	16,428	15,180	16,525	13,287	12,546	12,111	11,122
S&P Target Date To 2040 [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,345	21,640	19,549	17,171	15,654	17,079	13,407	12,767	12,358	11,245
S&P Target Date To 2045 [Member]
Account Value [Line Items]
Accumulated Value				10,000				26,962	22,667	20,333	17,723	15,956	17,459	13,456	12,889	12,485	11,320
S&P Target Date To 2050 [Member]
Account Value [Line Items]
Accumulated Value				10,000				28,046	23,381	20,905	18,106	16,209	17,756	13,579	12,978	12,584	11,387
S&P Target Date To 2055 [Member]
Account Value [Line Items]
Accumulated Value				10,000				28,426	23,596	21,019	18,213	16,291	17,854	13,585	13,047	12,672	11,438
S&P Target Date To 2060 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				28,930	24,041	21,396	18,533	16,545	$ 18,137	$ 13,777	$ 13,144	$ 12,751	$ 11,492
S&P Target Date To 2065 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 13,217	$ 21,401	$ 17,737	$ 15,745	$ 13,592	$ 12,133